OTHER INVESTMENTS (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total investments	$ 1,150,898	$ 747,152
Other investment	1,150,898	749,027
Malaysia [Member]
Other investment	659,970	590,788
Singapore [Member]
Other investment	101,426	97,780
Hong Kong [Member]
Other investment	389,502	58,584
Malaysia 1 [Member]
Other investment	$ 0	$ 1,875